Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	100	565	195
Fair value hedges - interest-rate swaps		6
Liabilities:
Long-term debt		256
Level 1 [Member]
Assets:
Cash and cash equivalents	100	565
Total assets	100	565
Liabilities:
Bank indebtedness	2	31
Total liabilities	2	31
Level 2 [Member]
Assets:
Investment		251
Fair value hedges - interest-rate swaps	2	12
Total assets	2	263
Liabilities:
Long-term debt	10,411	9,780
Total liabilities	10,414	9,780
Level 2 [Member] | Undesignated Contracts [Member] | Interest-Rate Swaps [Member]
Liabilities:
Derivative instruments, liabilities	3
Carrying Value [Member]
Assets:
Cash and cash equivalents	100	565
Investment		251
Fair value hedges - interest-rate swaps	2	12
Total assets	102	828
Liabilities:
Bank indebtedness	2	31
Long-term debt	8,925	9,057
Total liabilities	8,930	9,088
Carrying Value [Member] | Undesignated Contracts [Member] | Interest-Rate Swaps [Member]
Liabilities:
Derivative instruments, liabilities	3
Fair Value [Member]
Assets:
Cash and cash equivalents	100	565
Investment		251
Fair value hedges - interest-rate swaps	2	12
Total assets	102	828
Liabilities:
Bank indebtedness	2	31
Long-term debt	10,411	9,780
Total liabilities	10,416	9,811
Fair Value [Member] | Undesignated Contracts [Member] | Interest-Rate Swaps [Member]
Liabilities:
Derivative instruments, liabilities	3